NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2022
NOTES RECEIVABLE.
NOTES RECEIVABLE

5.NOTES RECEIVABLE

On May 12, 2022, the Company announced it executed definitive agreements (the “Agreements”) to acquire 100% of the equity interests in certain Natural Healing Center-branded and operated retail dispensaries. See “Note 9 – Business Acquisitions” for further information on the business combinations completed during the year ended December 31, 2022. As a result, the Company reclassified $5,461,255 of the note receivable previously issued as consideration for the purchase of Natural Healing Center, LLC. As of December 31, 2022, three acquisitions related to the Natural Healing Center-branded and operated retail dispensaries (Natural Healing Center, LLC., NHC Lemoore, LLC and NHC-MB LLC) have closed and one retail dispensary located in Turlock, California, is under construction and is expected to close in 2023. Calculation and payment of consideration for the acquisition of the Turlock dispensary will occur at the end of its sixth full quarter of operations, at six times its annualized EBITDA in that quarter. The consideration will be paid 80% in stock priced at the 25-day volume-weighted average price (“VWAP”) of the Equity Shares as of that quarter end and 20% in the form of an unsecured, subordinated promissory note bearing interest of 8% annually and maturing after the four-year anniversary of the closing date.

The Company was issued senior secured promissory notes (the “Notes”) in conjunction with the Agreements. The Notes have an interest rate of 15% per annum with outstanding principal balance and accrued interest to be paid in full in cash 180 days following the closing of the plan of merger of Natural Healing Center, LLC, unless prepaid in whole or in part upon the closing of the transactions contemplated by the Agreements, as against the Merger Consideration (as defined in the Agreements). As of December 31, 2022 and 2021, the notes receivable balance is $1,255,843 and nil, respectively, and the Notes are included as Notes Receivable in the Consolidated Balance Sheets.